Statements of Operations - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Sales	$ 41,002	$ 401,974	$ 1,075,476
Cost of Sales	43,800	150,922	408,918
Inventory Obsolescence		100,998	725,718
Gross Profit (Loss)	(2,798)	150,054	(59,160)
Operating Expenses
General and Administrative	604,751	5,751,464	2,142,984
Advertising and Marketing	56,318	1,513,633	1,340,428
Impairment			166,000
Total Operating Expenses	661,069	7,265,097	3,649,412
Loss from Operations	(663,867)	(7,115,043)	(3,708,572)
Interest Expense	464,110	1,044,431	203,496
Debt Inducement Expense			3,887,618
Loss on Extinguishment of Debt			945,838
Total Other (Income) Expenses:	(1,349,139)	2,161,208
(Gain) Loss on Change in Fair Value of Derivative Liability	(1,813,249)	1,951,019	(11,071,250)
Income (Loss) Before Income Tax Provision	685,272	(9,276,251)	2,325,726
Income Tax Provision
Net Income (Loss)	$ 685,272	$ (9,276,251)	$ 2,325,726
Net Income (Loss) per Common Share - Basic and Diluted	$ 0.00	$ (0.01)	$ 0.01
Weighted Average Shares Outstanding	788,609,275	699,508,915	474,571,836